Income Tax - Summary of Reconciliation Between Income Tax Expense and Income Before Tax Multiplied by Domestic Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Income Tax [Abstract]
Income (loss) before income taxes	$ (102,285)	$ (489,096)
Income tax expense reported in the consolidated statements of operations	$ (3,167)	$ (1,606)